Financial instruments - Summary of fair value of financial instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Assets
Cash and cash equivalents	$ 9,256	$ 9,673	$ 9,179
Investments in equity shares and funds	218	181
Investments in equity shares and funds	4,454	4,407
Other investments, including loans	795	1,277
Trade and other financial receivables	3,186	3,243
Derivatives related to net debt	37	87
Liabilities
Trade and other financial payables	(6,085)	(6,324)
Derivatives related to net debt	(532)	(516)
Not Designated As Hedging Instrument
Assets
Forward, option and embedded derivatives contracts	91	54
Liabilities
Forward, option and embedded derivatives contracts	(129)	(92)
Hedging instruments
Liabilities
Forward, option and embedded derivatives contracts	(158)	(174)
Fair value
Assets
Cash and cash equivalents	9,256
Held at amortised cost
Assets
Cash and cash equivalents	5,127	6,951
Investments in equity shares and funds	0	0
Other investments, including loans	21	153
Trade and other financial receivables	2,055	1,851
Derivatives related to net debt	0	0
Liabilities
Trade and other financial payables	(6,005)	(6,277)
Derivatives related to net debt	0	0
Held at amortised cost | Not Designated As Hedging Instrument
Assets
Forward, option and embedded derivatives contracts	0	0
Liabilities
Forward, option and embedded derivatives contracts	0	0
Held at amortised cost | Hedging instruments
Liabilities
Forward, option and embedded derivatives contracts	0	0
Level 1 | Fair value
Assets
Cash and cash equivalents	4,129	2,722
Investments in equity shares and funds	82	85
Other investments, including loans	474	896
Trade and other financial receivables	16	9
Derivatives related to net debt	0	0
Liabilities
Trade and other financial payables	0	0
Derivatives related to net debt	0	0
Level 1 | Fair value | Not Designated As Hedging Instrument
Assets
Forward, option and embedded derivatives contracts	0	0
Liabilities
Forward, option and embedded derivatives contracts	0	0
Level 1 | Fair value | Hedging instruments
Liabilities
Forward, option and embedded derivatives contracts	0	0
Level 2 | Fair value
Assets
Cash and cash equivalents	0	0
Investments in equity shares and funds	0	0
Other investments, including loans	0	0
Trade and other financial receivables	1,115	1,383
Derivatives related to net debt	37	87
Liabilities
Trade and other financial payables	(80)	(47)
Derivatives related to net debt	(532)	(516)
Level 2 | Fair value | Not Designated As Hedging Instrument
Assets
Forward, option and embedded derivatives contracts	32	28
Liabilities
Forward, option and embedded derivatives contracts	(64)	(63)
Level 2 | Fair value | Hedging instruments
Liabilities
Forward, option and embedded derivatives contracts	0	0
Level 3 | Fair value
Assets
Cash and cash equivalents	0	0
Investments in equity shares and funds	136	96
Other investments, including loans	300	228
Trade and other financial receivables	0	0
Derivatives related to net debt	0	0
Liabilities
Trade and other financial payables	0	0
Derivatives related to net debt	0	0
Level 3 | Fair value | Not Designated As Hedging Instrument
Assets
Forward, option and embedded derivatives contracts	59	26
Liabilities
Forward, option and embedded derivatives contracts	(65)	(29)
Level 3 | Fair value | Hedging instruments
Liabilities
Forward, option and embedded derivatives contracts	$ (158)	$ (174)